Basis of Preparation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basis of preparation (Textual)
Low-value lease assets	$ 5,000
Computer software	5 years
Software licenses	5 years
Stock option granted vesting period	5 years
Stock option vesting percentage	20.00%
Total carrying amount of insurance contract liabilities	$ 413,052,855	$ 384,379,841
Gross incurred but not reported claims	120,330,776	98,609,584
Amount of investment properties	25,712,312	30,655,214
Total expected credit losses on insurance receivables	6,393,719	6,093,638
Estimated pipeline premiums	$ 5,307,350	$ 5,242,979